Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Total Current Assets	$ 648,979	$ 2,171,553	$ 278,452
TOTAL ASSETS	13,544,096	46,881,358	238,262,965
Current liabilities:
Accounts payable	150,649	99,468	97,987
Accrued expenses	544,188	2,251,823	681,395
Total Current Liabilities	3,815,066	4,980,018	1,207,979
TOTAL LIABILITIES	5,671,066	5,560,518	1,735,029
Commitments and contingencies
Stockholders' equity:
Accumulated deficit	(5,722,812)	(4,150,511)	(1,457,152)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	13,544,096	46,881,358	238,262,965
Angel Studios, Inc. CIK: 0001671941
Current assets:
Cash and cash equivalents	11,343,602	25,201,425	10,721,628
Accounts receivable, net	4,547,730	24,140,903	7,189,526
Current portion of long-term licensing receivables, net	10,894,481	7,851,505
Physical media inventory	3,063,598	2,843,681	500,680
Current portion of notes receivable	540,036	707,508	2,189,596
Prepaid expenses and other	6,653,504	4,316,577	1,620,547
Total Current Assets	41,968,004	65,061,599	22,221,977
Certificate of deposit			154,187
Property and equipment, net	911,583	1,212,056	1,331,647
Notes receivable, net of current portion	4,304,517	4,502,079	4,743,695
Long-term licensing receivables, net	12,269,028	11,279,260
Content, net		1,389,588	1,227,675
Intangibles, net	1,935,418	1,987,190	2,060,139
Digital assets		2,961,790	2,846,825
Investments in affiliates	5,586,976	4,503,153	2,773,399
Operating lease right-of-use assets	2,913,607	1,286,237	1,952,890
Other long-term assets	8,993,311	4,075,243	74,924
TOTAL ASSETS	83,054,183	98,258,195	39,387,358
Current liabilities:
Accounts payable	1,943,769	3,169,248	1,018,843
Accrued expenses	10,120,821	6,297,230	3,800,241
Current portion of accrued licensing royalties	18,925,247	25,958,085	3,094,538
Notes payable	3,168,729	4,160,277	2,000,000
Current portion of operating lease liabilities	654,128	364,633	652,265
Deferred revenue	10,044,834	3,920,648	633,635
Current portion of accrued settlement costs	273,404	253,882	230,005
Total Current Liabilities	45,130,932	44,124,003	11,429,527
Accrued settlement costs, net of current portion	4,164,409	4,371,972	4,625,854
Accrued licensing royalties, long-term	9,370,043	9,125,409
Operating lease liabilities, net of current portion	2,330,526	961,151	1,330,815
TOTAL LIABILITIES	60,995,910	58,582,535	17,386,196
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, 85,000,000 shares authorized; 26,611,335 and 24,991,329 shares issued and outstanding, respectively	26,610	24,991	24,272
Additional paid-in capital	83,528,063	49,875,530	41,215,939
Noncontrolling interests	(239,073)	(151,670)
Accumulated deficit	(61,257,327)	(10,073,191)	(19,239,049)
Total stockholders' equity	22,058,273	39,675,660	22,001,162
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 83,054,183	$ 98,258,195	$ 39,387,358